Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.	Fair Value Measurements
The Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. There were no transfers of assets between levels during the year ended December 31, 2025. The Plan’s policy is to recognize significant transfers between levels at the beginning of the reporting period.
Following is a description of the valuation methodologies used by the Plan. There have been no changes in the methodologies used between December 31, 2025 and 2024.
Common collective trust
– The Vanguard Retirement Savings Trust (“VRST”), a common collective trust, invests primarily in synthetic guaranteed investment contracts and short-term money market funds. The VRST is valued at the net asset value (“NAV”) as provided by the trustee, which is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities and then divided by number of shares outstanding. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. The Plan has no unfunded commitments to the VRST, which allows for daily transactions. The Plan may be subject to a
12-month
notice period for redemptions. Redemptions are allowed daily for participants. The VRST is audited annually. MFS Growth Equity CL S is also a common collective trust and invests primarily in US Large Cap equites. Like the VRST, MFS Growth Equity is valued at the net asset value (“NAV”) as provided by the trustee, which is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities and then divided by number of shares outstanding. The Plan has no unfunded commitments to the MFS Growth Equity, which allows for daily transactions. Unlike the VRST, it is fully liquid and is not subject to a
12-month
notice period for redemptions. Redemptions are allowed daily for participants. The MFS Growth fund is audited annually. The Vanguard Target Retirement Trust II target date series is a series of common collective trusts subject to the risks of their underlying funds. They have a fund of funds structure that seeks to build appropriate asset allocation from preselected stock, bond, and cash portfolios. The Income and Income and Growth
Trusts
have a fixed target investment allocation. Each fund is valued at the net asset value

(“NAV”) as provided by the trustee, which is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities and then divided by number of shares outstanding. The Plan has no unfunded commitments to the Vanguard Target Retirement Trust II target date series, which allows for daily transactions. The series is fully liquid and is not subject to a
12-month
notice period for redemptions. Redemptions are allowed daily for participants. The trusts are also audited annually.
Mutual funds
– Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Company stock
– Valued at the closing price reported on the active market on which the individual securities are traded.
The preceding methods described may produce a fair value calculation that may not be indicative of the amount realized upon disposition. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at reporting date.
The following tables set forth by level and major categorization within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Total	Level 1	Level 2	Level 3
Mutual funds	$552,163,935	$552,163,935	$—	$—
Company stock*	40,128,718	40,128,718	—	—

Total assets in fair value hierarchy	592,292,653	592,292,653	—	—
Common collective trusts**	327,977,770	—	—	—

Total	$920,270,423	$592,292,653	$—	$—

	2024
	Total	Level 1	Level 2	Level 3
Mutual funds	$506,445,493	$506,445,493	$—	$—
Company stock*	63,319,850	63,319,850	—	—

Total assets in fair value hierarchy	569,765,343	569,765,343	—	—
Common collective trusts**	302,198,561	—	—	—

Total	$871,963,904	$569,765,343	$—	$—

*	Includes both Cabot Common ESOP Stock Fund and Cabot Common Stock Fund.

**
In accordance with Subtopic
820-10,
certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.